Filed with the Securities and Exchange Commission on December 15, 2021

Registration No. 333-216084

Registration No. 811-07659

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 14	☒
AND/OR
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 472	☒

(Check appropriate box or boxes)

SEPARATE ACCOUNT NO. 49

(Exact Name of Registrant)

EQUITABLE FINANCIAL LIFE INSURANCE COMPANY

(Name of Depositor)

1290 Avenue of the Americas, New York, New York 10104

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code: (212) 554-1234

SHANE DALY

VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL

Equitable Financial Life Insurance Company

1290 Avenue of the Americas, New York, New York 10104

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	On January 14, 2022 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

Units of interest in Separate Account under variable annuity contracts.

NOTE

Pursuant to Rule 485(B)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 14 is to delay the effective date of Post-Effective Amendment No. 13, which was filed on October 21, 2021. The Post-Effective Amendment does not amend or delete the currently effective Prospectus, Supplements or Statement of Additional Information or any other part of the Registration Statement except as specifically noted herein. We will make a filing pursuant to Rule 485(B) at a future date which incorporates all staff comments and any required missing information or items.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 458(b) for effectiveness of this Amendment to the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf in the City of New York, and State of New York on this 15th day of December, 2021.

SEPARATE ACCOUNT NO. 49
(Registrant)

Equitable Financial Life Insurance Company
(Depositor)

By:	/s/ Shane Daly
Shane Daly Vice President and Associate General Counsel

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson	Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Robin Raju	Senior Executive Director and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*William Eckert	Managing Director and Chief Accounting Officer

*DIRECTORS:

Ramon de Oliveira Francis Hondal Daniel G. Kaye	Joan Lamm-Tennant Kristi Matus Mark Pearson	Bertram Scott George Stansfield Charles G.T. Stonehill

*By:	/s/ Shane Daly
Shane Daly
Attorney-in-Fact

December 15, 2021